Right of Use Assets and Lease Liabilities - Disclosure of payments on lease liabilities (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
less amount representing interest expense	$ (1,967,253)
Lease liability	4,806,710
Current Portion of Lease Liabilities	686,723	$ 669,040
Long Term Portion of Lease Liabilities	4,119,987	$ 4,570,811
Year 1 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	1,027,585
Thereafter [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Payments on Lease Liabilities	$ 5,746,378